Finance income and expense	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Finance income and expense
Finance income and expense

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Finance income:
Interest received on cash balances	45	86	345
Foreign exchange gain on translating foreign currency denominated bank balances	—	687	—
Fair value adjustment on derivative financial instruments (note 19)	—	1,068	6,650
Other Income	—	—	23
Total finance income	45	1,841	7,018

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Finance expense:
Transaction costs allocated to the issue of warrants (note 19)	—	586	—
Foreign exchange loss on translating foreign currency denominated balances	—	—	2,392
Remeasurement of assumed contingent arrangement (note 18)	10	122	—
Unwinding of discount factor and foreign exchange movements related to the assumed contingent arrangement (note 18)	63	86	73
Total finance expense	73	794	2,465